Retirement Benefits (Details 6) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Pension plans with accumulated benefit obligations in excess of fair value of plan assets (Table Amounts) [Abstract]
Projected benefit obligation	$ 29,131	$ 30,405
Accumulated benefit obligation	28,923	30,172
Fair value of plan assets	$ 23,882	$ 24,940